UNIT-BASED COMPENSATION	3 Months Ended
Mar. 31, 2015
UNIT-BASED COMPENSATION [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. UNIT-BASED COMPENSATION
PBF GP's board of directors adopted the PBF Logistics LP 2014 Long-Term Incentive Plan (the “LTIP ”) in connection with the completion of the Offering. The LTIP is for the benefit of employees, consultants, service providers and non-employee directors of the general partner and its affiliates.
In May and August 2014, PBFX issued phantom unit awards under the LTIP to certain directors, officers and employees of our general partner or its affiliates as compensation. The fair value of each phantom unit on the grant date is equal to the market price of PBFX's common units on that date. The estimated fair value of PBFX's phantom units is amortized over the vesting period of four years, using the straight-line method.
In 2015, upon retirement of certain of PBF GP's officers, phantom units held by these individuals accelerated vesting pursuant to the terms of their grant agreements.
Unit-based compensation expense related to the Partnership that was included in the Partnership's condensed consolidated statements of operations was $930, inclusive of $510 associated with the accelerated vesting of certain phantom units described above, for the period ended March 31, 2015.